Income taxes (Details-Provision for income taxes) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ (437)	$ (3)
State	127	53
Total current	(310)	50
Deferred:
Federal	(1,100)	(351)
State	(44)	(82)
Total deferred	(1,144)	(433)
Total income tax benefit	(1,454)	(383)
Less: Pre-acquisition tax reimbursement
Total income tax benefit	$ (1,454)	$ (383)